SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss attributable to the Company		$ (10,061,723)	$ (1,819,387)	$ (697,941)	[1]
Weighted average outstanding ordinary shares-Basic		1,277,310	239,335	90,319	[1]
-dilutive effect of stock options- employees					[1]
-dilutive effect of stock options- nonemployees					[1]
Weighted average outstanding ordinary shares-Diluted		1,277,310	239,335	90,319	[1]
Basic	[2]	$ (7.88)	$ (7.60)	$ (7.73)	[1]
Diluted	[2]	$ (7.88)	$ (7.60)	$ (7.73)	[1]
Net loss attributable to the Company		$ (10,061,723)	$ (1,819,387)	$ (232,150)
Basic	[2]	$ (7.88)	$ (7.60)	$ (2.57)
Diluted	[2]	(7.88)	(7.60)	(2.57)
Basic				(5.16)
Diluted				$ (5.16)
Continuing Operations [Member]
Weighted average outstanding ordinary shares-Basic		1,277,310	239,335	90,319	[1]
-dilutive effect of stock options- employees					[1]
-dilutive effect of stock options- nonemployees					[1]
Weighted average outstanding ordinary shares-Diluted		1,277,310	239,335	90,319	[1]
Net loss attributable to the Company		$ (10,061,723)	$ (1,819,387)	$ (232,150)	[1]
Basic		$ (7.88)	$ (7.60)	$ (2.57)	[1]
Diluted		$ (7.88)	$ (7.60)	$ (2.57)	[1]
Discontinued Operations [Member]
Net loss attributable to the Company				$ (465,791)	[1]
Weighted average outstanding ordinary shares-Basic		1,277,310	239,335	90,319	[1]
-dilutive effect of stock options- employees					[1]
-dilutive effect of stock options- nonemployees					[1]
Weighted average outstanding ordinary shares-Diluted		1,277,310	239,335	90,319	[1]
Basic				$ (5.16)	[1]
Diluted				$ (5.16)	[1]

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.